AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.3%
Information Technology – 18.8%
Electronic Equipment, Instruments & Components – 7.9%
Keyence Corp.	11,500	$3,697,393
Murata Manufacturing Co., Ltd.	91,800	4,563,811

		8,261,204

IT Services – 2.8%
Capgemini SE	35,618	2,976,321

Semiconductors & Semiconductor Equipment – 4.7%
ASML Holding NV	18,511	4,879,769

Software – 3.4%
Temenos AG(a)	27,560	3,592,434

		19,709,728

Consumer Staples – 17.2%
Beverages – 4.6%
Budweiser Brewing Co. APAC Ltd.(a) (b)	745,000	1,915,937
Treasury Wine Estates Ltd.	468,990	2,911,756

		4,827,693

Food Products – 6.5%
Calbee, Inc.	79,800	2,153,551
Nestle SA	45,501	4,657,837

		6,811,388

Household Products – 3.5%
Reckitt Benckiser Group PLC	47,272	3,600,972

Personal Products – 2.6%
Kose Corp.(c)	22,000	2,722,315

		17,962,368

Consumer Discretionary – 14.1%
Hotels, Restaurants & Leisure – 4.9%
Compass Group PLC	183,845	2,864,324
Yum China Holdings, Inc.	52,672	2,245,407

		5,109,731

Internet & Direct Marketing Retail – 3.5%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	18,940	3,683,451

Multiline Retail – 3.0%
B&M European Value Retail SA	920,881	3,127,511

Textiles, Apparel & Luxury Goods – 2.7%
LVMH Moet Hennessy Louis Vuitton SE	7,847	2,877,896

		14,798,589

Industrials – 12.8%
Building Products – 2.2%
Assa Abloy AB - Class B	120,873	2,256,541

Electrical Equipment – 2.4%
Nidec Corp.	48,200	2,483,963

Company	Shares	U.S. $ Value
Machinery – 2.8%
KION Group AG	68,347	$2,941,510

Professional Services – 2.7%
Recruit Holdings Co., Ltd.	108,400	2,800,110

Trading Companies & Distributors – 2.7%
Ashtead Group PLC	132,030	2,853,691

		13,335,815

Health Care – 11.4%
Biotechnology – 3.3%
Genmab A/S(a)	17,021	3,418,984

Health Care Providers & Services – 0.1%
NMC Health PLC(d) (e) (f)	110,100	143,401

Life Sciences Tools & Services – 8.0%
Eurofins Scientific SE(c)	6,943	3,388,182
Lonza Group AG	11,974	4,925,191

		8,313,373

		11,875,758

Communication Services – 7.2%
Diversified Telecommunication Services – 3.8%
Cellnex Telecom SA(b)	88,524	4,015,665

Interactive Media & Services – 3.4%
Tencent Holdings Ltd.	72,100	3,563,729

		7,579,394

Financials – 7.1%
Capital Markets – 4.7%
Partners Group Holding AG	5,016	3,434,283
St. James’s Place PLC	162,254	1,515,116

		4,949,399

Insurance – 2.4%
Prudential PLC	199,519	2,499,941

		7,449,340

Materials – 3.7%
Chemicals – 3.7%
Sika AG	23,594	3,874,435

Total Common Stocks (cost $105,526,876)		96,585,427

SHORT-TERM INVESTMENTS – 6.7%

Investment Companies – 6.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(g) (h) (i) (cost $6,990,635)	6,990,635	6,990,635

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $112,517,511)		$103,576,062

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(g) (h) (i) (cost $1,163,275)	1,163,275	1,163,275

Total Investments – 100.1% (cost $113,680,786)(j)		104,739,337
Other assets less liabilities – (0.1)%		(116,556)

Net Assets – 100.0%		$104,622,781

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	480	USD	626	06/15/2020	$29,245
Bank of America, NA	USD	3,536	AUD	5,577	06/15/2020	(104,840)
Bank of America, NA	USD	1,448	JPY	155,596	06/15/2020	3,412
Barclays Bank PLC	INR	95,860	USD	1,332	04/23/2020	73,264
Barclays Bank PLC	INR	155,061	USD	2,020	04/23/2020	(15,569)
Barclays Bank PLC	USD	2,928	INR	221,994	04/23/2020	(12,804)
Barclays Bank PLC	AUD	1,037	USD	639	06/15/2020	854
Barclays Bank PLC	CHF	1,591	USD	1,698	06/15/2020	39,602
Barclays Bank PLC	CHF	496	USD	516	06/15/2020	(765)
Barclays Bank PLC	CNY	3,126	USD	439	06/15/2020	(1,964)
Barclays Bank PLC	GBP	561	USD	703	06/15/2020	5,035
Barclays Bank PLC	USD	564	JPY	61,502	06/15/2020	9,682
Citibank, NA	EUR	845	USD	935	06/15/2020	896
Citibank, NA	USD	1,869	CHF	1,759	06/15/2020	(34,561)
Citibank, NA	USD	604	GBP	460	06/15/2020	(31,464)
Citibank, NA	USD	1,826	JPY	199,274	06/15/2020	32,874
Citibank, NA	USD	3,213	JPY	338,057	06/15/2020	(58,883)
Goldman Sachs Bank USA	CHF	1,617	USD	1,661	06/15/2020	(24,742)
Goldman Sachs Bank USA	EUR	546	USD	587	06/15/2020	(17,236)
Goldman Sachs Bank USA	JPY	60,075	USD	546	06/15/2020	(14,837)
Goldman Sachs Bank USA	USD	275	AUD	471	06/15/2020	14,765
Goldman Sachs Bank USA	USD	452	CHF	436	06/15/2020	2,964
Goldman Sachs Bank USA	USD	312	CNY	2,222	06/15/2020	786
Goldman Sachs Bank USA	USD	1,394	EUR	1,294	06/15/2020	37,110
Goldman Sachs Bank USA	USD	1,662	JPY	182,885	06/15/2020	43,950
Goldman Sachs Bank USA	USD	4,439	JPY	467,015	06/15/2020	(82,359)
HSBC Bank USA	CNY	46,609	USD	6,634	06/15/2020	65,749
HSBC Bank USA	JPY	136,959	USD	1,264	06/15/2020	(14,232)
HSBC Bank USA	USD	1,211	EUR	1,080	06/15/2020	(16,310)
Natwest Markets PLC	USD	374	INR	28,927	04/23/2020	5,731
Natwest Markets PLC	EUR	631	USD	696	06/15/2020	(2,343)
Natwest Markets PLC	GBP	762	USD	993	06/15/2020	45,728
Natwest Markets PLC	JPY	57,808	USD	552	06/15/2020	12,545
Natwest Markets PLC	USD	1,823	EUR	1,672	06/15/2020	26,624
Natwest Markets PLC	USD	5,532	EUR	4,910	06/15/2020	(101,228)
Natwest Markets PLC	USD	501	GBP	388	06/15/2020	(18,177)
Natwest Markets PLC	USD	990	JPY	105,393	06/15/2020	(7,064)
State Street Bank & Trust Co.	AUD	1,492	USD	887	06/15/2020	(30,665)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	451	USD	473	06/15/2020	$3,107
State Street Bank & Trust Co.	CHF	1,286	USD	1,324	06/15/2020	(17,119)
State Street Bank & Trust Co.	EUR	1,794	USD	1,996	06/15/2020	11,725
State Street Bank & Trust Co.	EUR	379	USD	411	06/15/2020	(7,775)
State Street Bank & Trust Co.	GBP	545	USD	710	06/15/2020	31,732
State Street Bank & Trust Co.	JPY	42,261	USD	392	06/15/2020	(1,921)
State Street Bank & Trust Co.	USD	386	AUD	632	06/15/2020	2,775
State Street Bank & Trust Co.	USD	968	AUD	1,442	06/15/2020	(80,363)
State Street Bank & Trust Co.	USD	834	EUR	763	06/15/2020	10,167
State Street Bank & Trust Co.	USD	803	EUR	724	06/15/2020	(2,650)
State Street Bank & Trust Co.	USD	478	GBP	401	06/15/2020	20,900
State Street Bank & Trust Co.	USD	372	GBP	295	06/15/2020	(5,308)
State Street Bank & Trust Co.	USD	371	JPY	40,450	06/15/2020	6,464
UBS AG	CHF	5,614	USD	5,958	06/15/2020	104,878
UBS AG	JPY	315,799	USD	2,984	06/15/2020	37,231
UBS AG	USD	949	CHF	892	06/15/2020	(18,553)
UBS AG	USD	988	GBP	804	06/15/2020	11,992
UBS AG	USD	868	JPY	94,109	06/15/2020	10,031

						$(21,914)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $5,931,602 or 5.7% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,704,392 and gross unrealized depreciation of investments was $(14,667,755), resulting in net unrealized depreciation of $(8,963,363).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

19.8%	Switzerland
17.8%	Japan
15.9%	United Kingdom
11.0%	China
8.9%	France
4.7%	Netherlands
3.9%	Spain
3.3%	Denmark
2.9%	Germany
2.8%	Australia
2.2%	Sweden
0.1%	United Arab Emirates
6.7%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$—	$19,709,728	$—	$19,709,728
Consumer Staples	—	17,962,368	—	17,962,368
Consumer Discretionary	5,928,858	8,869,731	—	14,798,589
Industrials	—	13,335,815	—	13,335,815
Health Care	—	11,732,357	143,401	11,875,758
Communication Services	—	7,579,394	—	7,579,394
Financials	—	7,449,340	—	7,449,340
Materials	—	3,874,435	—	3,874,435
Short-Term Investments	6,990,635	—	—	6,990,635

Investments in Securities:	Level 1	Level 2		Level 3	Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$1,163,275	$—		$—	$1,163,275

Total Investments in Securities	14,082,768	90,513,168	(a)	143,401	104,739,337
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	701,818		—	701,818
Liabilities:
Forward Currency Exchange Contracts	—	(723,732)		—	(723,732)

Total	$14,082,768	$90,491,254		$143,401	$104,717,423

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 06/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,863	$56,682	$54,554	$6,991	$59
Government Money Market Portfolio*	1,857	14,983	15,677	1,163	8
Total	$6,720	$71,665	$70,231	$8,154	$67

*	Investments of cash collateral for securities lending transactions.